Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2023
Trade Accounts Payable
Schedule of trade accounts payable

	12.31.23	12.31.22
Trade accounts payable
Domestic market
Third parties	10,575,915	11,595,543
Related parties	21,482	26,970

Foreign market
Third parties	2,157,491	2,723,797
Related parties	3,663	42
	12,758,551	14,346,352

(-) Adjustment to present value	(166,123)	(210,128)
	12,592,428	14,136,224

Current	12,592,006	14,128,765
Non-current	422	7,459